Operating Costs and Expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating costs and expenses [Line Items]
Electricity purchased for resale	R$ 11,110,778	R$ 8,924,895	R$ 7,716,190
Purchase Of Energy In The Regulated Environment [Member]
Operating costs and expenses [Line Items]
Electricity purchased for resale	4,043,221	4,009,747	3,658,852
Bilateral Contracts [Member]
Operating costs and expenses [Line Items]
Electricity purchased for resale	2,901,057	1,849,268	1,998,640
Micro And Mini Generators And Repurchase Of Customers [Member]
Operating costs and expenses [Line Items]
Electricity purchased for resale	2,446,037	1,726,602	1,125,857
Electric Energy Trade Chamber [Member]
Operating costs and expenses [Line Items]
Electricity purchased for resale	1,273,628	832,656	431,303
Itaipu Binacional [Member]
Operating costs and expenses [Line Items]
Electricity purchased for resale	963,340	950,389	980,302
Program For Incentive To Alternative Energy Sources Proinfa [Member]
Operating costs and expenses [Line Items]
Electricity purchased for resale	424,896	337,978	370,495
Fair Value In The Purchase And Sale Of Power [Member]
Operating costs and expenses [Line Items]
Electricity purchased for resale	0	36,604	0
PIS Pasep Cofins Taxes On Electricity Purchased For Resale [Member]
Operating costs and expenses [Line Items]
Electricity purchased for resale	R$ (941,401)	R$ (818,349)	R$ (849,259)